Interest income	12 Months Ended
Dec. 31, 2017
Interest income.
Interest income

38.   Interest income

Interest and similar income in the consolidated income statement comprises the interest accruing in the year on all financial assets with an implicit or explicit return, calculated by applying the effective interest method, irrespective of measurement at fair value; and the rectifications of income as a result of hedge accounting. Interest is recognized gross, without deducting any tax withheld at source.

The detail of the main interest and similar income items earned in 2017, 2016 and 2015 is as follows:

	Millions of euros
	2017	2016	2015
Loans and advances - Central banks	1,881	2,090	1,392
Loans and advances - Credit institutions	1,840	2,388	1,845
Debt instruments	7,141	6,927	7,361
Loans and advances - Customers	43,640	42,578	45,445
Other interest	1,539	1,173	1,155
	56,041	55,156	57,198

Most of the interest and similar income was generated by the Group’s financial assets that are measured either at amortized cost or at fair value through Other comprehensive income.